Loans and borrowings - Loan covenants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Mezzanine Debt Facility
Loans and borrowings
Minimum Available Cash and Cash Equivalent Investments required to be held	$ 30,000
Minimum required Reserve Tail Ratio projection (as a percent)	25.00%
Mezzanine Debt Facility | If no amounts are outstanding under the Copper Stream
Loans and borrowings
Maximum required Total Net Debt to EBITDA ratio during the first calendar year	3.25
Maximum required Total Net Debt to EBITDA ratio, thereafter	3
Mezzanine Debt Facility | If any amounts are outstanding under the Copper Stream
Loans and borrowings
Maximum required Total Net Debt to EBITDA ratio during the first calendar year	3.5
Maximum required Total Net Debt to EBITDA ratio, thereafter	3.25
Senior Syndicated Facility Agreement
Loans and borrowings
Minimum Available Cash and Cash Equivalent Investments required to be held	$ 30,000
Minimum required Reserve Tail Ratio projection (as a percent)	25.00%
Minimum required Debt Service Coverage Ratio, in respect of any rolling period of 12 consecutive months ending on 31 March, 30 June, 30 September, and 31 December	1.2
Cash flow forecast period	5 years
Minimum required Forecast Cash Flow Coverage Ratio	1.25
Maximum required Net Debt to EBITDA	2.5
Senior Syndicated Facility Agreement | If no amounts are outstanding under the Copper Stream
Loans and borrowings
Maximum required Total Net Debt to EBITDA ratio during the first calendar year	3.25
Maximum required Total Net Debt to EBITDA ratio, thereafter	3.00
Senior Syndicated Facility Agreement | If any amounts are outstanding under the Copper Stream
Loans and borrowings
Maximum required Total Net Debt to EBITDA ratio during the first calendar year	3.50
Maximum required Total Net Debt to EBITDA ratio, thereafter	3.25
Copper Purchase Agreement
Loans and borrowings
Minimum Available Cash and Cash Equivalent Investments required to be held	$ 30,000
Maximum required Total Net Debt to EBITDA ratio, thereafter	3.25
Minimum required Reserve Tail Ratio projection (as a percent)	25.00%
Threshold amount of Uncredited Deposit after reduction, considered for maintenance of Reserve Tail Ratio	$ 0
Maximum required Total Net Debt to EBITDA ratio during the period from the Closing Date of the Copper Stream to the first anniversary date	3.5
Silver Purchase Agreement
Loans and borrowings
Minimum Available Cash and Cash Equivalent Investments required to be held	$ 30,000
Minimum required Reserve Tail Ratio projection (as a percent)	25.00%
Threshold amount of Uncredited Deposit after reduction, considered for maintenance of Reserve Tail Ratio	$ 0
Silver Purchase Agreement | If no amounts are outstanding under the Copper Stream
Loans and borrowings
Maximum required Total Net Debt to EBITDA ratio during the first calendar year	3.25
Maximum required Total Net Debt to EBITDA ratio, thereafter	3
Silver Purchase Agreement | If any amounts are outstanding under the Copper Stream
Loans and borrowings
Maximum required Total Net Debt to EBITDA ratio during the first calendar year	3.5
Maximum required Total Net Debt to EBITDA ratio, thereafter	3.25